Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets, Net [Abstract]
Prepayments and other assets, net
7.	Prepayments and other assets, net

	As of December 31,
	2024	2025
	RMB	RMB
Loans receivable, net (Note (a))	668	—
Security deposits with real estate developers, net (Note(b))	21,905	17,801
Rental and other deposits, net (Note (c))	4,113	2,329
Other receivables, net (Note (d))	117,395	62,476
Prepayments and other assets, net	144,081	82,606

(a) Loans receivable, net

	As of December 31,
	2024	2025
	RMB	RMB
Loans receivable	675	—
Less: allowance for credit losses	(7)	—
Loans receivable, net	668	—

As of December 31, 2024, loans receivable was primarily personal loans made to home purchasers, home owners and registered agents. These loans had an original term of one year and carry interest rates of 6.5% per annum.

All loans receivable has been settled as of December 31, 2025.

The following table sets forth the movement in the allowance for credit losses of loans receivable for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	7,644	4,766	7
Provision of allowance for credit losses	1,702	7	—
Receivables written off for the year	(4,580)	(4,766)	(7)
Balance at the end of the year	4,766	7	—

The allowance for credit losses of loans receivable is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the portfolio of the loans receivable is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance for credit losses of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Within 1 year	675	—
Loans receivable	675	—

(b) Security deposits with real estate developers, net

	As of December 31,
	2024	2025
	RMB	RMB
Security deposits with real estate developers	53,940	50,465
Less: allowance for credit losses	(32,035)	(32,664)
Security deposits with real estate developers, net	21,905	17,801

The allowance for credit losses provided against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement (Note 1(c)) which were considered not recoverable was RMB32,035 and RMB32,664 as of December 31, 2024 and 2025, respectively.

The following table sets forth the movement in the allowance for credit losses of security deposits with real estate developers for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	71,173	71,278	32,035
Provision of allowance for credit losses	105	472	2,350
Receivables written off for the year	—	(39,715)	(1,721)
Balance at the end of the year	71,278	32,035	32,664

(c) Rental and other deposits, net

	As of December 31,
	2024	2025
	RMB	RMB
Rental and other deposits	8,072	6,288
Less: allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	4,113	2,329

The allowance of credit losses provided against rental and other deposits which were considered not recoverable was RMB3,959 as of both December 31, 2024 and 2025.

The following table sets forth the movement in the allowance for credit losses of rental and other deposits for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	3,984	3,959	3,959
Receivables written off for the year	(25)	—	—
Balance at the end of the year	3,959	3,959	3,959

(d) Other receivables, net

	As of December 31,
	2024	2025
	RMB	RMB
Other receivables	137,811	72,979
Less: allowance for credit losses	(20,416)	(10,503)
Other receivables, net	117,395	62,476

The following table sets forth the movement in the allowance for credit losses of other receivables for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	20,416
Provision of allowance for credit losses	142,060	24,724	14,461
Receivables written off for the year	(142,060)	(4,308)	(24,374)
Balance at the end of the year	—	20,416	10,503